Cash and Cash Equivalents - Disclosure Of Detailed Information About Cash And Cash Equivalents (Detail) - EUR (€) € in Thousands	Jun. 30, 2025		Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Cash and cash equivalents [abstract]
Cash	€ 3		€ 3
Bank and other credit institutions	25,253		13,336
Bank and other credit institutions, foreign currency	1,764		6,412
Other cash equivalents	284		285
Total	€ 27,304	[1]	€ 20,036	€ 59,748	€ 101,158	€ 27,304

[1]	Unaudited